Share-Based and Other Compensation Plans - Stock Option Activity (Detail) (Stock Options [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Stock Options [Member]
Number of Stock Options
Outstanding, beginning of year	1,568,000
Exercised	193,000	0
Forfeited	16,000
Expired	71,000
Outstanding, end of year	1,288,000
Exercisable at December 31, 2014	1,153,000
Weighted Average Exercise price
Outstanding, beginning of year	$ 18.48
Exercised	$ 5.35
Forfeited	$ 24.45
Expired	$ 18.85
Outstanding, end of year	$ 20.35
Exercisable at December 31, 2014	$ 19.43
Weighted Average remaining contractual term
Outstanding, end of year	6 years 2 months 12 days
Exercisable at December 31, 2014	6 years
Aggregate intrinsic value
Outstanding, end of year	$ 2.5
Exercisable at December 31, 2014	$ 2.5